Cover Page Cover Page	Feb. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 21, 2024
Entity File Number	0-24260
Entity Registrant Name	AMEDISYS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3131700
Entity Address, Address Line One	3854 American Way
Entity Address, Address Line Two	Suite A
Entity Address, City	Baton Rouge
Entity Address, State	LA
Entity Address, Postal Zip Code	70816
City Area Code	225
Local Phone Number	292-2031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000896262
Amendment Flag	false